INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31
	2022	2021

Raw materials	13,686	3,842
Finished products	26,211	17,184
Total inventories	39,897	21,026